Schedule of accounts receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable	$ 1,199,410	$ 1,903,277
Less: Allowance for credit losses	(52,694)	(22,336)	$ (39,383)
Accounts receivable, net	$ 1,146,716	$ 1,880,941